PRESIDENT'S MESSAGE

                                                               May 15, 1998

[Graphic]

John J. Danello
President

Dear Fellow Shareholder:

During the past six months since our last report, the unprecedented bull market in U.S. equities has continued unabated. Lauren Rublin of Barron's, a business and financial weekly, captures the current market sentiment by observing that "The gravity-defying Dow Jones Industrial Average has doubled, and then some, in the past three years. The economy's stamina has put the Energizer Bunny to shame. Inflation is on the endangered-species list. Alan Greenspan sits atop Mount Olympus, and by dint of Viagra alone, sex has surpassed investing as the national obsession. All of which begs a familiar question for U.S. investors:
Does it get any better than this?"

Analysts with enough grey hair to recall the last extended bear market in the early 1970's note that it is hard to identify a quantitative measure of market valuation that does not make stocks look expensive based on historical experience. The chart below depicts the market value of equities as a percent of U.S. gross domestic product. Based on first quarter 1998 figures, the stock market exceeds the size of the U.S. economy by 160%! The previous high was in 1929 when stock's value approximated 85% of the economy. From a long-term perspective, valuations appear to be disturbingly high.

            THE MARKET VALUE OF EQUITIES
        AS A PERCENT OF U.S. GROSS DOMESTIC PRODUCT
                      VALUE                   DATE
 Latest              161.50%                March 98
 Maximum             161.51%                March 98
 Average              57.00%
 Median               55.76%
 Minimum              24.32%                April 42

Source: Crandall, Pierce & Company 1998

Despite the lofty valuations the bullish Wall Street analysts argue that liquidity appears to be ample, inflation (excluding financial assets) dormant and there is no recession on the immediate horizon. In brief, investment managers remain wary of the lofty valuations but can't identify a catalyst for a major [over 10%] decline in the markets.

Burton Malkiel, professor of economics at Princeton University, recently authored an editorial in The Wall Street Journal entitled "Can Wall Street Continue Its High-Wire Act?" [April 13, 1998]. Professor Malkiel noted his discomfort with the rich valuation of U.S. stocks, observing that U.S. stocks are likely to produce considerably lower returns than in the recent past. He noted that "The best policy for investors is to reduce risk by diversifying broadly -- especially into assets that tend to have a low correlation with U.S. stocks. Over the past 10 years, an investor could do no better than to put his entire portfolio into large-capitalization U.S. stocks. Ten years from now, I believe investors will be glad that they diversified their portfolios into small-cap U.S. stocks, real estate, foreign stocks (including those from the battered-down emerging markets) and even bonds. DIVERSIFICATION DOES NOT GUARANTEE THE BEST RETURNS, BUT IT DOES ENSURE THAT YOU WILL HAVE SOME PARTICIPATION IN THE BEST MARKETS, AND IT SHOULD CERTAINLY ALLOW YOU TO SLEEP BETTER AT NIGHT BY REDUCING RISK."

Since 1984 we have embraced the philosophy expressed by Professor Malkiel and we have been managing each of the FundManager Portfolios by creating broadly diversified mutual fund portfolios for our investors. Although we can not eliminate investment risk and the volatility of the markets, our goal is to provide our investors with consistent returns with lower volatility than the broader markets. We seek to achieve this goal by maximizing diversification within each FundManager Portfolio on three levels: (1) the number of individual securities (stocks, bonds, etc.); (2) the number of different asset classes (small-cap stocks, mid-cap stocks, large-cap stocks, growth stocks, high-yield stocks, government bonds, corporate bonds, etc.); and (3) the number of different investments styles (growth, value, etc.). The virtues of diversification have been overlooked by many investors over the last several years since the markets have rewarded investors who concentrated their portfolios in large-capitalization stocks. We are confident, however, that over the longer term the diversification provided by each of our FundManager Portfolios will "ensure that you have some participation in the best markets and allow you to sleep better at night by reducing risk."

We are pleased to announce the addition of the International Portfolio to the FundManager Family. The argument for international investing is a powerful one. Today, some of the fastest growing economies are found abroad. In addition, more than two-third's of the world's stock market value is traded outside of the United States. The International Portfolio will be widely diversified to tap this foreign potential, including international, global, and emerging markets funds. The U.S. stock markets have delivered strong returns the past few years. If you aren't sure that U.S. markets will consistently outperform the rest of the world, you should probably consider investing a portion of your assets globally.

Respectfully submitted,

[Graphic]



ECONOMIC DISCUSSION AND ANALYSIS

[Graphic]

Michael D. Hirsch
Chief Investment Officer

Dear Fellow Shareholder:

THE ECONOMY AND MARKETS

The usual tug of war between opposing trends in the economy was especially pronounced as the first quarter came to a close. On the one side, the effects of the economic difficulties in Asia pulled the economy to a slower rate of growth; while, on the other side, strong domestic demand in the first quarter pulled the economy higher. As if that were not enough, each of these two opponents seemed to be disguising its intention.

The consensus economic forecast was correct as we experienced growth in the first quarter of 1998 and was stronger than had been originally expected, with most of the forecasters believing the economy will grow at a 3.5% rate. Imbedded in that rate, however, are two opposing forces. Consumer demand, measured by the real personal consumption expenditure number in the GDP accounts, grew by approximately 5.5% during the first quarter. Since these expenditures account for nearly two-thirds of GDP, growth was significantly higher than 3.5% without significant drag elsewhere. GDP was reduced by approximately 1.0% by the effect of Asian difficulties on U.S. net exports, and by approximately 0.5% by a change in the amount of inventory being accumulated in the first quarter versus the amount in the fourth quarter.

It had been widely expected that the Asian difficulties would slow U.S. growth. Just how much growth will slow, however, and when it will do so, remains in doubt. It also appears that the early effects of the Asian crisis have been, in fact, stimulative rather than depressing. Interest rates have fallen, oil prices came down sharply before recently rising, and commodity prices in general have been quite soft in the absence of Asian demand. All of these, on balance, contribute to the growth of the economy rather than retard it. As we turn to the forces on the other side, the strength of consumer demand is impressive.

Real disposable income growth is strong enough that consumer spending growth has picked up while the savings rate has actually gone up as well. This bodes well for future spending growth. In addition, home sales have been very strong, which should translate into spending on home furnishings and appliances.

We tend to believe that the forces pulling the economy slower will prevail over the strong early showing of the consumer. Corporate earnings could begin to grow more slowly during this period, putting pressure on equity valuations. But, the pressure would be less than would be the case with rising interest rates. This is, however, a very close call. It will be especially important to see signs both that the economic difficulties in Asia are starting to have an impact on net exports and that the consumer is beginning to slow the rate of increase in spending.

First quarter returns in the stock market were impressive. For only the third time in the last 10 years, the S&P 500 Index* achieved double-digit quarterly performance (+13.5%). The NASDAQ was even more impressive (up 17%), while the Russell 2000 Small Stock Index** was up 10% for the quarter [statistics courtesy of Steven Leuthold, Chairman of The Leuthold Group, an investment research organization]. Despite this near-term, favorable momentum in the small cap stock sector, large cap stocks, especially large cap growth stocks, continued to perform better as they have over the last several years. Earnings are the key to higher stock prices, although the market throughout the first quarter appeared to slough off earnings disappointments and focus instead on the low inflation rate and the continuing strength of the economy. Until either rising interest rates or disappointing profits become evident, the markets apparently will continue to be driven by the ample liquidity provided by mutual fund investors and, more recently, foreigners. However, the lofty valuation of the equity markets do not provide much room for disappointment of any kind.

Given this backdrop, we believe now is a good time to diversify internationally. European investments, on balance, still appear to be undervalued compared to U.S. equities. Additionally, many of the factors that helped buoy U.S. stock prices earlier in this decade are starting to take hold in Europe. For example, merger and acquisition activity is increasing, particularly within the financial sector, and corporations are restructuring their operations to improve profitability. Furthermore, with the continent scheduled to go to a single currency in 1999, new investment opportunities are likely to emerge.

Sincerely,

[Graphic]


* The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

** The Russell 2000 Small Stock Index is an unmanaged capitalization weighted index consisting of 2,000 small capitalization common stocks.
Investments cannot be made in an index.

FUNDMANAGER PORTFOLIOS AND ANALYSIS

[Graphic]

Martin S. Orgel
Assistant Portfolio Manager

FUNDMANAGER AGGRESSIVE GROWTH PORTFOLIO is currently targeted toward the mid-cap range of the market (funds buying stocks with market capitalization in the $1 billion - $5 billion range). While stocks of the largest multinational firms (like Coca-Cola, Gillete, and Microsoft) have been the darlings of the stock market for the past few years, we believe the equity market has begun to broaden its base. Indicative of this belief, we witnessed a spectacular 16.12% return for T. Rowe Price Mid-Cap Growth (a holding within FundManager Aggressive Growth Portfolio) during the first quarter of 1998. Other mid-capitalization focused funds within the portfolio include Barron Asset and FPA Capital. We also participated in the upsurge of large-capitalization growth stocks, particularly in the technology sector, with the 15.27% return of Harbor Capital Appreciation in the first quarter. Our larger than average effective cash allocation at 18.4%, primarily the result of Brandywine's portfolio manager Foster Freiss shifting more than two-thirds of his fund into cash after becoming extremely cautious during a visit to many economically disturbed Asian countries, served as a modest drag on our performance. Since the conclusion of our semi-annual reporting period, we have liquidated our position in Brandywine for reasons to be further discussed later in this letter.

FUNDMANAGER GROWTH PORTFOLIO has been tactically shifting assets from a more aggressive growth orientation towards a more balanced mix between growth and value styles. After having ridden the strength of large-cap growth funds like Vanguard Index Trust Growth (+16.20% first quarter) and Davis NY Venture over this period, our valuation models indicate a more prudent mix of value based funds going forward. To this end, we have shifted specific fund allocations to arrive at a 55% growth - 45% value level. Notable standouts from our value funds include the solid 11.52% return for Vanguard Index Trust Value and 10.75% for Sound Shore during the past quarter. We have also reduced our position in long-time holding, Guardian Park Avenue, after news surfaced that portfolio manager Chuck Albers was leaving to take another position with Oppenheimer Funds, Inc. We will continue to monitor the situation and then make a final decision regarding the future of this, our only quantitatively managed fund, in the portfolio. Another factor helping to propel the performance of FundManager Growth Portfolio was its overweighting in the financial service sector of 21.4% relative to its Morningstar benchmark of 16.4%. Many of underlying managers have expressed a strong belief that the wave of mergers and consolidation among the banks, brokerage firms, and insurance companies within the financial services industry will continue for some time.

FUNDMANAGER GROWTH WITH INCOME PORTFOLIO continued to provide consistent capital appreciation along with modest divided income over the period. Given this Fund's more conservative composition relative to the other FundManager equity portfolios, its distinctively large capitalization, dividend paying, value-orientation remains intact. Washington Mutual Investors contributed a superb 12.24% return over the quarter with several adroit stock picks in the integrated oil service providers as well as selected stocks in the telecommunications sector. All of the other funds within the portfolio performed well, while AIM Charter distinguished itself from among its growth and income peers with a 11.87% return over the quarter. Portfolio manager Lanny Sachnowitz has successfully structured AIM Charter to overweight the pharmaceutical and financial services sectors.

FUNDMANAGER BOND PORTFOLIO maintained its neutral duration stance over most of the reporting period. While our long-term outlook for inflation remains low, we continue to envision good real returns from our fixed-income funds. The Vanguard index bond funds continue to work well in cost effectively mirroring the performance of our benchmark Lehman Brother Government Corporate Index. Our specialty funds, consisting of FPA New Income, MAS Fixed Income Portfolio, Bond Fund of America, MFS Bond, and PIMCO Total Return, add the desired mortgage-backed, asset-backed, derivative, and international fixed-income exposure we seek to create in a diversified bond vehicle such as FundManager Bond Portfolio. Bond Fund of America produced a marvelous 2.35% return during the quarter on the strength of superior credit selection in the corporate bond sector, with its team management approach of Capital Research and Management Company in California.

FUNDMANAGER MANAGED TOTAL RETURN PORTFOLIO produced respectable performance among its balanced, asset allocation peer group. In January, we liquidated our position in Brandywine and replaced it with Harbor Capital Appreciation. Brandywine was placed on our watch list (funds going through a material change) and was, therefore, no longer eligible for inclusion in this series. Foster Freiss, lead portfolio manager of Brandywine, had assessed the potential impact on U.S. corporations of the financial calamity which befell Asia last year. His judgment was rather dire. Accordingly, he liquidated most of his holdings, going to a 75% cash position. While in the long run, Mr. Friess' judgment might prove correct (please note that Mr. Friess has an outstanding long-term track record), we do not wish to employ mutual funds that engage in significant market-timing strategies. The mix of funds in each FundManager Portfolio is a carefully designed matrix of funds, with each fund assigned a well-defined niche. Brandywine, by going to a 75% cash position, was no longer filling its niche.

Respectfully submitted,

[Graphic]



PERFORMANCE SUMMARY
FINANCIAL ADVISER CLASS


Average Annual Total Returns* for the Period Ended March 31, 1998

AGGRESSIVE GROWTH PORTFOLIO

              WITHOUT        WITH
            SALES CHARGE  SALES CHARGE
 1 Year        35.23%       29.13%
 5 Year        15.28%       14.22%
 10 Year       13.76%       13.24%

GROWTH PORTFOLIO

              WITHOUT         WITH
           SALES CHARGE   SALES CHARGE
 1 Year        39.22%       32.99%
 5 Year        18.60%       17.52%
 10 Year       14.97%       14.44%

GROWTH WITH INCOME PORTFOLIO

              WITHOUT         WITH
           SALES CHARGE   SALES CHARGE
 1 Year        35.68%       29.56%
 5 Year        17.58%       16.50%
 10 Year       14.41%       13.88%

BOND PORTFOLIO

               WITHOUT
            SALES CHARGE
 1 Year        10.42%
 5 Year         5.57%
 10 Year        7.02%

MANAGED TOTAL RETURN PORTFOLIO

                       WITHOUT        WITH
                    SALES CHARGE    SALES CHARGE
1 Year                 20.79%         15.32%
5 Year                 10.07%          9.06%
Start of Performance
(August 4, 1998)        9.88%          9.36%

PERFORMANCE SUMMARY
NO LOAD CLASS
Average Annual Total Returns* for the Period Ended March 31, 1998

AGGRESSIVE GROWTH PORTFOLIO

                         WITHOUT
                       SALES CHARGE
 1 Year                   35.78%
 Start of Performance
 (October 1, 1995)        17.84%

GROWTH PORTFOLIO

                           WITHOUT
                        SALES CHARGE
 1 Year                     39.89%
 Start of Performance
 (October 1, 1995)          25.29%

GROWTH WITH INCOME PORTFOLIO

                           WITHOUT
                         SALES CHARGE
 1 Year                     36.37%
 Start of Performance
 (October 1, 1995)          23.66%

BOND PORTFOLIO

                           WITHOUT
                        SALES CHARGE
 1 Year                    11.21%
 Start of Performance
 (October 1, 1995)          6.75%

* Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

AGGRESSIVE GROWTH PORTFOLIO

High capital appreciation. Seeks capital appreciation without regard to current income.

                                                               MARKET
    SHARES                                                      VALUE
 MID CAP FUNDS -- (51.4%)
         122 AIM Aggressive Growth Fund                 $            6,284
     155,492 Barron Asset Fund                                   8,346,793
     201,579 FPA Capital Fund                                    7,720,464
          24 John Hancock Regional Bank Fund
             (Class A)                                               1,383
     169,145 T. Rowe Price Mid-Cap Growth
             Fund                                                5,617,307
             TOTAL MID CAP FUNDS                                21,692,231
 LARGE CAP FUNDS -- (30.5%)
     227,898 Harbor Capital Appreciation Fund                    7,741,704
     162,031 Brandywine Fund                                     5,147,715
             TOTAL LARGE CAP FUNDS                              12,889,419
 GLOBAL FUNDS -- (17.5%)
     351,809 Mutual Discovery Fund                               7,391,517
             TOTAL INVESTMENTS AT MARKET VALUE
             (COST $33,285,429)(A)                              41,973,167
             OTHER ASSETS NET OF LIABILITIES                       233,888
             NET ASSETS (100.0%)                        $       42,207,055

[Graphic representation omitted; see Appendix A.]


GROWTH PORTFOLIO

Modest capital appreciation. Primarily seeks long-term capital appreciation. Current income is a secondary consideration.

                                                                MARKET
    SHARES                                                      VALUE
 GROWTH FUNDS -- (54.2%)
     222,380 Davis New York Venture Fund                 $       5,368,254
      70,424 Guardian Park Avenue Fund, Inc.                     3,596,537
     341,299 Vanguard Index Trust Growth Fund                    8,918,133
     361,541 Yacktman Fund                                       5,462,884
             TOTAL GROWTH FUNDS                                 23,345,808
 VALUE FUNDS -- (45.4%)
           7 FPA Paramount Fund, Inc.                                   99
      32,073 Clipper Fund                                        2,640,575
      26,813 Dodge & Cox Stock Fund                              2,730,908
     138,184 MAS Value Portfolio                                 2,711,166
     118,241 Mutual Beacon Fund                                  1,824,457
      85,988 Sound Shore Fund, Inc.                              2,720,651
     303,717 Vanguard Index Trust Value Fund                     6,924,756
             TOTAL VALUE FUNDS                                  19,552,612
             TOTAL INVESTMENTS AT MARKET VALUE
             (COST $34,555,404)(B)                              42,898,420
             OTHER ASSETS NET OF LIABILITIES                       202,855
             NET ASSETS (100.0%)                         $      43,101,275

[Graphic representation omitted; see Appendix B.]

    (See Notes which are an integral part of the Financial Statements)


FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

GROWTH WITH INCOME PORTFOLIO

Income and modest capital appreciation. Seeks a combination of capital appreciation and current income.

                                                               MARKET
    SHARES                                                      VALUE
 GROWTH AND INCOME FUNDS -- (55.0%)
     543,575 AIM Charter Fund                           $        7,463,279
     284,848 Fundamental Investors Fund                          8,608,117
     535,979 Lord Abbett Affiliated Fund                         8,275,512
             TOTAL GROWTH AND INCOME FUNDS                      24,346,908
 BALANCED FUNDS -- (9.6%)
     262,529 UAM FPA Crescent Portfolio                          4,260,849
 EQUITY INCOME FUNDS -- (35.0%)
     158,905 Hotchkis & Wiley Equity
             Income Fund                                         3,621,441
     207,346 T. Rowe Price Equity
             Income Fund                                         5,826,420
     178,492 Washington Mutual Investors Fund                    6,054,457
             TOTAL EQUITY INCOME FUNDS                          15,502,318
             TOTAL INVESTMENTS AT MARKET VALUE
             (COST $35,530,758)(C)                              44,110,075
             OTHER ASSETS NET OF LIABILITIES                       177,154
             NET ASSETS (100.0%)                        $       44,287,229

[Graphic representation omitted; see Appendix C.]


BOND PORTFOLIO

Monthly income. Seeks a high level of current income.

                                                                MARKET
   SHARES                                                        VALUE
 SHORT MATURITY FUNDS -- (33.8%)
    477,550 FPA New Income Fund                           $      5,381,989
    444,497 MAS Fixed Income Portfolio                           5,387,298
    543,173 Vanguard Admiral Funds, Inc. --
            Short-Term U.S. Treasury Portfolio                   5,480,617
    137,047 Vanguard Fixed Income Securities
            Fund -- Short-Term U.S. Treasury
            Portfolio                                            1,399,253
            TOTAL SHORT MATURITY FUNDS                          17,649,157
 INTERMEDIATE MATURITY FUNDS -- (53.9%)
    386,685 Bond Fund of America, Inc.                           5,421,327
    396,396 MFS Bond Fund (Class A)                              5,375,130
    510,882 PIMCO Total Return Fund                              5,425,571
    624,192 Vanguard Admiral Funds, Inc. --
            Intermediate Term U.S. Treasury
            Portfolio                                            6,535,294
    363,667 Vanguard Fixed Income Securities
            Fund -- Intermediate Term Corporate
            Portfolio                                            3,611,209
    169,324 Vanguard Fixed Income Securities
            Fund -- Intermediate Term
            U.S. Treasury Portfolio                              1,806,692
            TOTAL INTERMEDIATE
            MATURITY FUNDS                                      28,175,223

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

BOND PORTFOLIO -- CONTINUED

                                                                MARKET
    SHARES                                                      VALUE
 LONG MATURITY FUNDS -- (11.2%)
      93,608 Vanguard Admiral Funds, Inc. --
             Long-Term U.S. Treasury Portfolio                   1,024,072
     353,502 Vanguard Fixed Income Securities
             Fund -- Long-Term Corporate
             Portfolio                                           3,234,546
     151,082 Vanguard Fixed Income Securities
             Fund -- Long-Term U.S. Treasury
             Portfolio                                           1,604,490
             TOTAL LONG MATURITY FUNDS                           5,863,108
             TOTAL INVESTMENTS AT MARKET VALUE
             (COST $50,342,693)(D)                              51,687,488
             OTHER ASSETS NET OF LIABILITIES                       557,494
             NET ASSETS (100.0%)                         $      52,244,982

[Graphic representation omitted; see Appendix D.]


MANAGED TOTAL RETURN PORTFOLIO

Asset allocation. Seeks high total return through disciplined asset allocation.

                                                                MARKET
    SHARES                                                      VALUE
 AGGRESSIVE GROWTH FUNDS -- (15.7%)
      14,360 FPA Capital Fund                            $         549,992
      16,955 Harbor Capital Appreciation Fund                      575,958
      28,385 Mutual-Discovery Fund (Class Z)                       596,365
             TOTAL AGGRESSIVE GROWTH FUNDS                       1,722,315
 GROWTH FUNDS -- (20.4%)
      11,443 Clipper Fund                                          942,092
      26,782 Davis New York Venture Fund
             (Class A)                                             646,512
      12,501 Guardian Park Avenue Fund, Inc.                       638,449
             TOTAL GROWTH FUNDS                                  2,227,053
 GROWTH & INCOME FUNDS -- (20.0%)
      36,424 Fundamental Investors, Inc.                         1,100,746
      30,998 T. Rowe Price Equity Income Fund                      871,047
      13,329 UAM FPA Cresent Portfolio                             216,330
             TOTAL GROWTH AND INCOME FUNDS                       2,188,123
 FIXED INCOME FUNDS -- (38.7%)
      84,957 Bond Fund of America, Inc.                          1,191,100
     136,902 MFS Bond Fund                                       1,856,387
     111,580 PIMCO Total Return Fund                             1,184,984
             TOTAL FIXED INCOME FUNDS                            4,232,471
             TOTAL INVESTMENTS AT MARKET VALUE
             (COST $9,423,874)(E)                               10,369,962
             OTHER ASSETS NET OF LIABILITIES                       566,554
             NET ASSETS (100.0%)                         $      10,936,516

[Graphic representation omitted; see Appendix E.]

    (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

(a) Aggregate cost for federal income tax purposes is $33,285,429. The gross unrealized appreciation is $8,785,680; the gross unrealized depreciation is $97,942, resulting in net unrealized appreciation of $8,687,738 for federal income tax purposes.

(b) Aggregate cost for federal income tax purposes is $34,555,404. The gross unrealized appreciation is $8,343,016; the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $8,343,016 for federal income tax purposes.

(c) Aggregate cost for federal income tax purposes is $35,530,758. The gross unrealized appreciation is $8,579,317; the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $8,579,317 for federal income tax purposes.

(d) Aggregate cost for federal income tax purposes is $50,342,693. The gross unrealized appreciation is $1,344,795; the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $1,344,795 for federal income tax purposes.

(e) Aggregate cost for federal income tax purposes is $9,423,874. The gross unrealized appreciation is $959,528; the gross unrealized depreciation is $13,440, resulting in net unrealized appreciation of $946,088 for federal income tax purposes.

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

                                AGGRESSIVE                   GROWTH WITH                  MANAGED
                                  GROWTH         GROWTH        INCOME         BOND      TOTAL RETURN
                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
 Assets:
  Investments, at value*        $41,973,167   $42,898,420    $44,110,075   $51,687,488  $10,369,962
  Cash                             373,164         332,940       290,977       587,066      616,856
  Receivable for fund shares            --              --         1,200           --           --
  sold
  Dividend receivable                   --              --            --        32,644       10,445
  Other receivables                     --             452            --        20,196        9,664
   Total assets                  42,346,331     43,231,812    44,402,252    52,327,394   11,006,927
 Liabilities:
  Payable for fund shares            95,116         29,384            --            --           --
  redeemed
  Administrative fee payable          9,342          9,342         9,342         9,342        6,370
  Distribution expense                   --         39,065        50,614        39,683       28,933
  payable
  Custodian fee payable               1,256          1,099         6,796         2,002        8,700
  Accrued expenses                   33,562         51,647        48,271        31,385       26,408
   Total liabilities                139,276        130,537       115,023        82,412       70,411
 Net Assets                     $42,207,055    $43,101,275   $44,287,229   $52,244,982  $10,936,516
 Financial Adviser Class:
  Shares Outstanding              2,319,437     2,463,916      2,403,053     4,963,676      957,512
  Net Assets                    $40,146,271   $41,622,536    $43,267,311   $50,950,937  $10,936,516
  Net Asset Value                    $17.31        $16.89         $18.01        $10.26       $11.42
 No-Load Class:
  Shares Outstanding                118,609        87,243         57,262       125,059           --
  Net Assets                    $ 2,060,784   $ 1,478,739    $ 1,019,918   $ 1,294,045           --
  Net Asset Value                    $17.37        $16.95         $17.81        $10.35           --
 Net Assets consist of:
  Paid in capital               $31,777,802   $31,574,031    $31,492,449   $53,730,601  $ 9,212,750
  Distributions in excess of
  net
  investment income               (910,577)      (576,668)     (612,759)     (164,309)     (70,384)
  Accumulated net realized
  gain (loss)
  on investments                  2,652,092      3,760,896     4,828,222   (2,666,105)      848,062
  Net unrealized appreciation
  on investments                  8,687,738      8,343,016     8,579,317     1,344,795      946,088
 Net Assets                     $42,207,055    $43,101,275   $44,287,229   $52,244,982  $10,936,516
  *Investments, at cost         $33,285,429    $34,555,404   $35,530,758   $50,342,693  $ 9,423,874

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                GROWTH
                         AGGRESSIVE                  WITH                    MANAGED
                           GROWTH     GROWTH        INCOME        BOND     TOTAL RETURN
                         PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
 Income:
 Dividend income        $  283,554   $  343,969   $  410,111  $ 1,706,304  $  229,291
 Expenses:
 Advisory fee              100,395      100,079     104,406       134,477      27,693
 Transfer agent             36,016       31,554      30,634        24,944      14,550
 Distribution and
 shareholder
 service                    95,359       96,588      102,001      130,783      27,689
 expenses--Financial
 Adviser Class
 Administrative fee         48,734       48,614       49,170       52,902      30,976
 Audit fees                 11,000       15,335       15,335        9,217      15,335
 Printing & Postage         10,614        8,698        9,809        6,296       5,515
 Custodian and fund         18,244       16,824       11,990       19,821      11,540
 accounting fees
 Legal fees                  8,661       16,367        7,624        7,072       3,772
 Registration fees          20,967       14,352       13,157        1,417       8,161
 Trustee fees                2,547        2,172        2,332        4,215         734
 Insurance expense             852          697          735        1,409         239
 Miscellaneous               1,054        1,346        1,378        1,101       1,250
 expenses
  Total expenses           354,443      352,626      348,571      393,654     147,454
 Waiver of                    (879)        (809)        (883)      (1,381)       (260)
 administrative fee
 Custodian earnings         (9,903)     (14,277)     (11,528)      (8,373)    (10,473)
 credits (Note 6)
  Net expenses             343,661      337,540      336,160      383,900     136,721
 Net investment            (60,107)       6,429       73,951    1,322,404      92,570
 income (loss)
 Realized and
 Unrealized Gain
 (Loss)
 on Investments:
 Net realized gains        534,156    1,479,990    1,060,136      589,006     430,458
 on investments
 Net realized gains
 received from
 underlying funds        2,669,476    2,075,858    3,416,306      309,005     525,573
 Net change in
 unrealized
 appreciation
 (depreciation)           (200,765)   1,287,220     (130,383)    (301,718)   (336,751)
 Net realized and
 unrealized gain
 on investments          3,002,867    4,843,068    4,346,059      596,293     619,280
 Net increase in net
 assets
 resulting from         $2,942,760   $4,849,497   $4,420,010   $1,918,697   $ 711,850
 operations

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                            AGGRESSIVE GROWTH            GROWTH PORTFOLIO           GROWTH WITH INCOME
                                PORTFOLIO                                               PORTFOLIO
                    SIX MONTHS        YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                       ENDED         ENDED          ENDED         ENDED         ENDED         ENDED
                     MARCH 31,     SEPTEMBER      MARCH 31,     SEPTEMBER     MARCH 31,     SEPTEMBER
                       1998           30,           1998           30,          1998           30,
                    (UNAUDITED)       1997       (UNAUDITED)      1997       (UNAUDITED)      1997
 INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM:
 Operations
 Net investment        $  (60,107)  $ (272,391)   $     6,429   $   80,281     $   73,951  $   501,155
 income (loss)
 Net realized           3,203,632    3,664,284      3,555,848    5,911,570      4,476,442    5,684,405
 gain (loss) on
 investments and
 underlying
 funds
 Change in               (200,765)    5,133,734      1,287,220    3,662,887      (130,383)    3,631,243
 unrealized
 appreciation
 (depreciation)
  Net increase          2,942,760    8,525,627      4,849,497    9,654,738      4,420,010    9,816,803
  (decrease) in
  net assets
  resulting from
  operations
 Financial Adviser
 Class
 Dividends and
 distributions from:
 Net investment          (806,597)    (147,770)      (561,585)    (510,906)      (669,212)    (693,670)
 income
 Net realized          (3,851,235)  (4,353,531)     (5,379,100) (3,077,506)     (5,060,401) (4,130,314)
 gains
  Total                (4,657,832)  (4,501,301)     (5,940,685) (3,588,412)     (5,729,613) (4,823,984)
  distributions
 Capital share
 transactions:
 Proceeds from          7,978,685    8,781,300      8,464,873    5,445,210      6,022,463    5,226,373
 sales of shares
 Reinvestment of        4,313,633    4,412,280      5,552,487    3,236,436      5,287,184    4,215,023
 dividends
 Payments for          (6,635,300) (19,564,579)     (4,029,747) (8,184,865)     (3,905,853) (8,502,204)
 shares redeemed
  Total from            5,657,018  (6,370,999)      9,987,613      496,781      7,403,794      939,192
  share
  transactions
 No-Load Class
 Dividends and
 distributions from:
 Net investment           (52,885)     (14,095)       (21,512)     (26,438)       (17,498)     (25,855)
 income
 Net realized            (204,489)    (176,417)      (190,374)    (116,120)      (123,574)     (97,318)
 gains
  Total                  (257,374)    (190,512)      (211,886)    (142,558)      (141,072)    (123,173)
  distributions
 Capital share
 transactions:
 Proceeds from            479,340      696,951        301,031      465,686        261,423      294,004
 sales of shares
 Reinvestment of          247,873        1,639        203,743        6,380        136,088       16,388
 dividends
 Payments for            (325,518)    (417,057)      (187,845)    (309,640)      (137,937)    (237,458)
 shares redeemed
  Total from              401,695      281,533        316,929      162,426        259,574       72,934
  share
  transactions
 Total Increase         4,086,267   (2,255,652)     9,001,468    6,582,975      6,212,693    5,881,772
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of          38,120,788   40,376,440     34,099,807   27,516,832     38,074,536   32,192,764
 period
 End of period        $42,207,055  $38,120,788     $43,101,275 $34,099,807           $            $
                                                                                44,287,229  38,074,536
 Undistributed               $ --      $ 9,012           $ --         $ --           $ --         $ --
 Net Investment
 Income
 Shares Outstanding:
 Financial Adviser
 Class
 Beginning of           1,963,321    2,318,177      1,843,969    1,776,631      1,965,232    1,891,259
 period
 Shares sold              467,073      535,301        497,843      356,666        330,934      298,724
 Reinvestment of          275,631      292,718        362,197      230,169        322,193      273,767
 dividends
 Shares redeemed         (386,588)  (1,182,875)      (240,093)    (519,497)      (215,306)    (498,518)
 End of period          2,319,437    1,963,321      2,463,916    1,843,969      2,403,053    1,965,232
 No-Load Class
 Beginning of             103,510       84,732         70,876       58,324         42,633       37,188
 period
 Shares sold               18,714       43,615         14,308       30,883         14,232       18,095
 Reinvestment of           15,798          106         13,256          397          8,395        1,049
 dividends
 Shares redeemed         (19,413)     (24,943)       (11,197)     (18,728)        (7,998)     (13,699)
 End of period            118,609      103,510         87,243       70,876         57,262       42,633


                                 BOND PORTFOLIO         MANAGED TOTAL
                                                       RETURN PORTFOLIO
                      SIX MONTHS        YEAR       SIX MONTHS       YEAR
                        ENDED          ENDED          ENDED         ENDED
                      MARCH 31,      SEPTEMBER      MARCH 31,     SEPTEMBER
                         1998           30,           1998          30,
                     (UNAUDITED)        1997       (UNAUDITED)      1997
INCREASE (DECREASE)
IN NET ASSETS
 FROM:
 Operations
 Net investment          $ 1,322,404   $ 3,459,316       $ 92,570    $    263,642
 income (loss)
 Net realized                898,011        41,868        956,031       1,051,278
 gain (loss) on
 investments and
 underlying
 funds
 Change in                  (301,718)    1,923,463       (336,751)        540,852
 unrealized
 appreciation
 (depreciation)
  Net increase             1,918,697     5,424,647        711,850       1,855,772
  (decrease) in
  net assets
  resulting from
  operations
 Financial Adviser
 Class
 Dividends and
 distributions from:
 Net investment           (1,900,542)   (3,534,481)      (222,837)       (385,086)
 income
 Net realized                     --            --     (1,001,878)       (889,268)
 gains
  Total                   (1,900,542)   (3,534,481)    (1,224,715)     (1,274,354)
  distributions
 Capital share
 transactions:
 Proceeds from             3,829,942    27,364,356        672,068       1,198,275
 sales of shares
 Reinvestment of             967,431     1,647,269      1,182,631       1,320,233
 dividends
 Payments for            (17,384,497)  (37,319,454)    (2,011,625)     (3,616,172)
 shares redeemed
  Total from             (12,587,124)   (8,307,829)      (156,926)     (1,097,664)
  share
  transactions
 No-Load Class
 Dividends and
 distributions from:
 Net investment              (56,843)     (125,228)             --           -
 income
 Net realized                     --            --             --           -
 gains
  Total                      (56,843)     (125,228)             --           -
  distributions
 Capital share
 transactions:
 Proceeds from                33,162       655,314             --           -
 sales of shares
 Reinvestment of              56,573        67,264             --           -
 dividends
 Payments for               (997,101)     (555,748)             --           -
 shares redeemed
  Total from                (907,366)      166,830             --           -
  share
  transactions
 Total Increase          (13,533,178)   (6,376,061)      (669,791)       (516,246)
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of             65,778,160    72,154,221     11,606,307       12,122,55
 period
 End of period          $ 52,244,982  $ 65,778,160    $10,936,516      $11,606,30

 Undistributed                  $ --     $ 470,672           $ --        $ 59,883
 Net Investment
 Income
 Shares Outstanding:
 Financial Adviser
 Class
 Beginning of              6,184,570     7,015,708        962,428      1,058,564
 period
 Shares sold                 375,051     2,689,498         57,913        105,534
 Reinvestment of              94,303       163,682        108,860        122,005
 dividends
 Shares redeemed          (1,690,248)   (3,684,318)      (171,689)      (323,675)
 End of period             4,963,676     6,184,570        957,512        962,428
 No-Load Class
 Beginning of                214,805       198,015             --           -
 period
 Shares sold                   1,132        64,621             --           -
 Reinvestment of               5,475         6,665             --           -
 dividends
 Shares redeemed             (96,353)      (54,496)             --          -
 End of period               125,059       214,805             --           -


     (See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                 SIX MONTHS
                                    ENDED
                                  MARCH 31,
                                    1998                      YEAR ENDED SEPTEMBER 30,
                                 (UNAUDITED)    1997      1996      1995(A)       1994       1993
 NET ASSET VALUE, BEGINNING OF        $18.44     $16.80     $18.31      $15.57       $16.70     $14.71
 PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income                (0.03)(b)  (0.12)(b)   0.12(b)     (0.13)      (0.08)     (0.04)
  (operating loss)
  Net realized and unrealized
  gain
  on investments                        1.09       3.75       1.64         3.70        0.62       2.87
  Total from investment                 1.06       3.63       1.76         3.57        0.54       2.83
  operations
 LESS DISTRIBUTIONS
  Distributions from net              (0.38)      (0.07)     (0.38)         --           --        --
  investment income
  Distributions from net
  realized gain
  on investments+                     (1.81)      (1.92)     (2.89)       (0.83)      (1.67)     (0.84)
  Total distributions                 (2.19)      (1.99)     (3.27)       (0.83)      (1.67)     (0.84)
 NET ASSET VALUE, END OF PERIOD       $17.31      18.44     $16.80       $18.31      $15.57     $16.70
 TOTAL RETURN(C)                       7.00%      24.16%     12.10%       24.30%       3.30%     19.90%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in      $40,146     36,200     $38,944      $33,668     $37,766    $31,201
  000's)
  Ratio of expenses to average        1.71%*      1.62%       1.67%        1.65%       1.70%      1.52%
  net assets
  Ratio of net investment
  income to
  average net assets                 (0.32%)*    (0.70%)      0.74%      (0.68%)     (0.57%)    (0.24%)
  Ratio of expense waivers to
  average
  net assets(d)                       0.06%*      0.03%       0.06%         --           --         --
  Portfolio turnover                      8%        51%        158%         50%         43%        35%
  +Paid from realized net               $ --      $0.28       $0.27       $0.04       $0.25       $ --
  short-term gain

* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,             YEAR ENDED
                                                                 1998              SEPTEMBER 30,
                                                             (UNAUDITED)     1997         1996
 NET ASSET VALUE, BEGINNING OF PERIOD                              $18.56      $16.91         $18.31
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                             0.02(a)    (0.04)(a)       0.04(a)
  Net realized and unrealized gain on investments                    1.07        3.76           1.83
   Total from investment operations                                  1.09        3.72           1.87
 LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.47)       (0.15)         (0.38)
  Distributions from net realized gain on investments+             (1.81)       (1.92)         (2.89)
   Total distributions                                             (2.28)       (2.07)         (3.27)
 NET ASSET VALUE, END OF PERIOD                                    $17.37      $18.56         $16.91
 TOTAL RETURN(B)                                                    7.17%       24.76%         12.77%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                             $2,061       $1,921         $1,432
  Ratio of expenses to average net assets                          1.21%*        1.12%          1.15%
  Ratio of net investment income to average net assets             0.18%*      (0.25%)          0.24%
  Ratio of expense waivers to average net assets(c)                0.06%*        0.03%          0.06%
  Portfolio turnover                                                   8%          51%           158%
  +Paid from realized net short-term gain                            $ --        $0.28          $0.27

* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                   SIX MONTHS
                                      ENDED
                                    MARCH 31,
                                      1998                       YEAR ENDED SEPTEMBER 30,
                                   (UNAUDITED)   1997     1996     1995(A)       1994        1993
 NET ASSET VALUE, BEGINNING OF          $17.81     $14.99     $16.14      $14.09       $14.62     $14.40
 PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income                   0.001(b)   0.04(b)    0.01(b)    (0.02)       (0.05)      0.02
  (operating loss)
  Net realized and unrealized
  gain
  on investments                          1.78       4.91       1.85        2.99         0.69      2.10
  Total from investment                   1.78       4.95       1.86        2.97         0.64      2.12
  operations
 LESS DISTRIBUTIONS
  Distributions from net                (0.26)      (0.30)     (0.24)          --           --        --
  investment income
  Distributions from net realized
  gain
  on investments+                       (2.44)      (1.83)     (2.77)      (0.92)       (1.17)    (1.90)
  Total distributions                   (2.70)      (2.13)     (3.01)      (0.92)       (1.17)    (1.90)
 NET ASSET VALUE, END OF PERIOD         $16.89     $17.81     $14.99      $16.14       $14.09    $14.62
 TOTAL RETURN(C)                        11.52%      36.92%     13.46%      22.60%        4.50%    16.00%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in        $41,623     $32,835    $26,639     $26,022      $34,205   $21,919
  000's)
  Ratio of expenses to average          1.71%*       1.70%      1.81%       1.71%        1.71%     1.70%
  net assets
  Ratio of net investment income
  to average
  net assets                            0.02%*       0.23%      0.05%     (0.11%)      (0.52%)     0.15%
  Ratio of expense waivers to
  average
  net assets(d)                         0.08%*       0.05%      0.06%          --           --        --
  Portfolio turnover                       14%         95%        98%         68%          44%       40%
  +Paid from realized net                $0.28       $0.12      $0.48       $0.10        $0.22     $0.16
  short-term gain

* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,             YEAR ENDED
                                                                  1998             SEPTEMBER 30,
                                                              (UNAUDITED)    1997         1996
 NET ASSET VALUE, BEGINNING OF PERIOD                               $17.84     $15.04         $16.14
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                              0.04(a)    0.11(a)       (0.06)(a)
  Net realized and unrealized gain on investments                     1.79       4.93           2.02
   Total from investment operations                                   1.83       5.04           1.96
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.28)      (0.41)         (0.29)
  Distributions from net realized gain on investments+              (2.44)      (1.83)         (2.77)
   Total distributions                                              (2.72)      (2.24)         (3.06)
 NET ASSET VALUE, END OF PERIOD                                    $16.95      $17.84         $15.04
 TOTAL RETURN(B)                                                    11.82%     37.59%         14.21%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                              $1,479     $1,264           $877
  Ratio of expenses to average net assets                           1.21%*      1.20%          1.30%
  Ratio of net investment income to average net assets              0.52%*      0.69%        (0.39)%
  Ratio of expense waivers to average net assets(c)                 0.08%*      0.05%          0.06%
  Portfolio turnover                                                   14%        95%            98%
  +Paid from realized net short-term gain                            $0.28      $0.12             --

* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                   SIX MONTHS
                                      ENDED
                                    MARCH 31,
                                      1998                        YEAR ENDED SEPTEMBER 30,
                                   (UNAUDITED)    1997     1996     1995(A)         1994       1993
 NET ASSET VALUE, BEGINNING OF         $18.97    $16.69    $18.28       $15.99       $16.50     $15.11
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income               0.03(b)      0.26(b)   0.60(b)      0.27         0.35       0.28
  Net realized and unrealized gain
  on investments                         1.67      4.78      1.60         3.19         0.18       1.97
  Total from investment                  1.70      5.04      2.20         3.46         0.53       2.25
  operations
 LESS DISTRIBUTIONS
  Distributions from net                (0.31)    (0.43)     (0.86)       (0.33)       (0.30)    (0.33)
  investment income
  Distributions from net realized
  gain
  on investments+                      (2.35)     (2.33)     (2.93)       (0.84)       (0.74)    (0.53)
  Total distributions                  (2.66)     (2.76)     (3.79)       (1.17)       (1.04)    (0.86)
 NET ASSET VALUE, END OF PERIOD        $18.01    $18.97     $16.69       $18.28       $15.99    $16.50
 TOTAL RETURN(C)                       10.34%    34.27%     13.73%        23.30%        3.30%    15.50%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in       $43,267   $37,274    $31,571       $35,643      $52,595   $40,269
  000's)
  Ratio of expenses to average net     1.62%*     1.67%      1.77%         1.59%        1.55%     1.49%
  assets
  Ratio of net investment income
  to
  average net assets                   0.34%*     1.49%      3.57%         1.72%        1.88%     1.77%
  Ratio of waiver to average net       0.06%*     0.05%      0.06%           --           --       --
  assets(d)
  Portfolio turnover                       7%       61%        85%           12%          35%       24%
  +Paid from realized net               $0.31      $ --      $0.06         $ --        $0.14      $0.09
  short-term gain

* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,        YEAR ENDED
                                                                  1998            SEPTEMBER 30,
                                                              (UNAUDITED)    1997        1996
 NET ASSET VALUE, BEGINNING OF PERIOD                               $18.77     $16.71          $18.28
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.07(a)    0.32(a)         0.39(a)
  Net realized and unrealized gain on investments                     1.65       4.73            1.86
   Total from investment operations                                   1.72       5.07            2.25
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.33)     (0.68)          (0.89)
  Distributions from net realized gain on investments+               (2.35)     (2.33)          (2.93)
   Total distributions                                               (2.68)     (3.01)          (3.82)
 NET ASSET VALUE, END OF PERIOD                                     $17.81     $18.77          $16.71
 TOTAL RETURN(B)                                                    10.60%      34.89%          14.06%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                              $1,020        $800            $621
  Ratio of expenses to average net assets                           1.12%*       1.17%           1.28%
  Ratio of net investment income to average net assets              0.84%*       1.84%           2.42%
  Ratio of waiver to average net assets(c)                          0.06%*       0.05%           0.06%
  Portfolio turnover                                                    7%         61%             85%
  +Paid from realized net short-term gain                            $0.31      $ --             $0.06

* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO : FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                 SIX MONTHS
                                    ENDED
                                  MARCH 31,
                                    1998                          YEAR ENDED SEPTEMBER 30,
                                 (UNAUDITED)   1997       1996      1995(A)       1994       1993
 NET ASSET VALUE, BEGINNING OF        $10.28    $10.00     $10.21       $9.66       $10.67       $10.28
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.27      0.51(b)   0.52(b)      0.52         0.48         0.60
  Net realized and unrealized
  gain (loss)
  on investments                        0.09      0.31     (0.14)        0.49        (0.84)        0.43
  Total from investment                 0.36      0.82      0.38         1.01        (0.36)        1.03
  operations
 LESS DISTRIBUTIONS
  Distributions from net               (0.38)    (0.54)    (0.59)       (0.46)       (0.53)       (0.54)
  investment income
  Distributions from net
  realized gain
  on investments                          --        --         --          --        (0.12)       (0.10)
  Total distributions                  (0.38)    (0.54)     (0.59)      (0.46)       (0.65)       (0.64)
 NET ASSET VALUE, END OF PERIOD       $10.26    $10.28     $10.00      $10.21        $9.66       $10.67
 TOTAL RETURN(C)                       3.53%     8.45%      3.78%      10.80%        (3.60%)      10.40%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in      $50,951   $63,557    $70,166     $77,419       $76,769      $54,057
  000's)
  Ratio of expenses to average        1.44%*     1.43%      1.47%       1.45%         1.43%        1.29%
  net assets
  Ratio of net investment income
  to average
  net assets                          4.90%*     5.07%      5.19%       5.38%         4.67%        5.70%
  Ratio of expense waivers to
  average
  net assets(d)                       0.04%*     0.04%      0.05%          --           --           --
  Portfolio turnover                      5%      142%        93%         53%           41%         53%

* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                               SIX MONTHS
                                                                  ENDED
                                                                MARCH 31,            YEAR ENDED
                                                                  1998             SEPTEMBER 30,
                                                               (UNAUDITED)     1997           1996
 NET ASSET VALUE, BEGINNING OF PERIOD                               $10.34    $10.04         $10.21
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.32      0.57(a)        0.55(a)
  Net realized and unrealized gain (loss) on investments              0.09      0.30          (0.16)
   Total from investment operations                                   0.41      0.87           0.39
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.40)    (0.57)         (0.56)
  Distributions from net realized gain on investments                   --        --             --
   Total distributions                                               (0.40)    (0.57)         (0.56)
 NET ASSET VALUE, END OF PERIOD                                     $10.35    $10.34         $10.04
 TOTAL RETURN(B)                                                     4.06%     8.92%          3.88%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                              $1,294    $2,221         $1,988
  Ratio of Expenses to average net assets                           0.94%*     0.93%          0.99%
  Ratio of net investment income to average net assets              5.40%*     5.57%          5.57%
  Ratio of Expense waivers to average net assets(c)                 0.04%*     0.04%          0.05%
  Portfolio turnover                                                    5%      142%            93%

* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

MANAGED TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                   SIX MONTHS
                                      ENDED
                                    MARCH 31,
                                      1998                        YEAR ENDED SEPTEMBER 30,
                                   (UNAUDITED)   1997     1996     1995(A)        1994       1993
 NET ASSET VALUE, BEGINNING OF         $12.06      $11.45      $11.65       $11.24       $12.03     $11.48
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.10(b)     0.28(b)     0.42(b)      0.28         0.18       0.29
  Net realized and unrealized gain
  (loss)
  on investments                         0.65        1.55        0.40         1.18        (0.16)      0.90
  Total from investment                  0.75        1.83        0.82         1.46         0.02       1.19
  operations
 LESS DISTRIBUTIONS
  Distributions from net               (0.25)       (0.32)      (0.50)       (0.30)       (0.31)     (0.26)
  investment income
  Distributions from net realized
  gain
  on investments+                       (1.14)      (0.90)      (0.52)       (0.75)       (0.50)     (0.38)
  Total distributions                   (1.39)      (1.22)      (1.02)       (1.05)       (0.81)     (0.64)
 NET ASSET VALUE, END OF PERIOD        $11.42      $12.06      $11.45       $11.65       $11.24     $12.03
 TOTAL RETURN(C)                        6.80%       17.42%       7.58%       14.30%        0.10%     10.80%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in       $10,937      $11,606     $12,123     $14,749      $17,515     $25,519
  000's)
  Ratio of expenses to average net     2.47%*        2.19%       2.21%        2.09%        1.94%      1.80%
  assets
  Ratio of net investment income
  to average
  net assets                           1.67%*        2.26%       3.68%        2.29%        1.60%      2.54%
  Ratio of expense waivers to
  average
  net assets(d)                        0.19%*        0.11%       0.06%           --           --        --
  Portfolio turnover                      50%          73%        159%          50%          50%       40%
  +Paid from realized net               $0.11         $ --       $0.01         $ --        $0.13     $0.08
  short-term gain

* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)

1. DESCRIPTION AND SHARES OF THE PORTFOLIOS. FundManager Portfolios (the "Trust") consists of a series of six separately managed portfolios (collectively, the "Portfolios"), each with distinct investment objectives. Following is the investment objective of each of the five Portfolios presented herein: Aggressive Growth Portfolio (capital appreciation without regard to current income), Growth Portfolio (long-term capital appreciation with current income a secondary consideration), Growth with Income Portfolio (combination of capital appreciation and current income), Bond Portfolio (high level of current income), and Managed Total Return Portfolio (high total return, through capital appreciation and current income). The International Portfolio is effective but did not commence operations as of the end of this period. The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust."

The Trust, with the exception of the Managed Total Return Portfolio and International Portfolio, offers both a Financial Adviser Class and a No-Load Class (commenced operations on October 1, 1995) of shares. Managed Total Return Portfolio and International Portfolio only offer a Financial Adviser Class. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Financial Adviser Class pays certain distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by each class of shares except that the Financial Adviser Class bears distribution and shareholder service expenses unique to that class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

(A) Security Valuation. Shares of other open-end investment companies are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees (the "Trustees").

(B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

(C) Expense Allocation. The Portfolios bear all costs of their operations other than expenses specifically assumed by the investment adviser or the distributors. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net asset levels of each Portfolio; except where allocations of direct expenses to each Portfolio can otherwise be made fairly.

(D) Federal Income Taxes. Each Portfolio is treated as a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders.

Accordingly, no provision for federal income or excise tax is required. At September 30, 1997, the Bond Portfolio has net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately $3,008,814. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Bond Portfolio of any liability for federal income tax. The capital losses of $478,848, $1,762,165, and $767,801 will expire September 30, 2005, September 30, 2003, and September 30, 1998, respectively.

(E) Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred on wash sales, post October 31 losses, and short-term capital gain distributions received by the Portfolios from other open-end investment companies.

(F) Use of Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) Advisory Fees. The Trust retains Freedom Capital Management Corporation ("Freedom") to act as Investment Adviser ("Adviser"). Freedom is responsible for the investment management of each Portfolio's assets, including the responsibility for making the investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the distributors. Freedom also furnished to the Trustees, who have overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Portfolios. For its services as Adviser, Freedom receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of average daily net assets in excess of $500 million.

(B) Administration. Federated Administrative Services ("FAS"), a wholly owned subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

     MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
      .150%          on the first $250 million
      .125%          on the next $250 million
      .100%          on the next $250 million
      .075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. FAS may voluntarily choose to waive a portion of its fee or minimums from time to time at its sole discretion.

(C) Distribution Fee and Shareholder Servicing Expenses. Edgewood Services, Inc., Freedom Distributors Corporation, Sutro & Co., Inc., and Tucker Anthony Incorporated (the "Distributors") are co-distributors of the Trust. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act for the Financial Adviser Class of shares. The Plan provides for a monthly payment by the Portfolios to the Distributors in amounts representing actual expenses incurred by the Distributors for marketing costs and services rendered in distributing the Portfolios' Financial Adviser Class of shares at an annual rate not to exceed 0.50% of the average daily net assets of each Portfolios' Financial Adviser Class of Shares. Up to a maximum of 0.25% of such payments may be made as Shareholder Servicing Expenses pursuant to contracts that the Trust has with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services to the Trust, such as maintaining shareholder accounts and records, for shares owned by Financial Adviser Class shareholders with whom the Service Organization has a relationship.

(D) Transfer and Dividend Disbursing Agent Fees and Expenses. Federated Shareholder Services Company, a subsidiary of Federated Investors, serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Portfolios.

(E) Trustees' Fees. Trustees who are not affiliated with Freedom receive compensation and out-of-pocket expenses from each Portfolio.

4. YEAR 2000 ISSUES. Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use and obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

5. INVESTMENT TRANSACTIONS. Purchase and sale transactions for the period ended March 31, 1998, were as follows:

 PORTFOLIOS                       PURCHASES      SALES
 Aggressive Growth Portfolio     $ 7,253,030   $ 3,340,000
 Growth Portfolio                 11,718,166     5,345,000
 Growth with Income Portfolio      8,375,480     2,990,000
 Bond Portfolio                    1,929,440    14,012,000
 Managed Total Return Portfolio    5,266,187     6,016,152

6. EXPENSE OFFSET ARRANGEMENTS. Each Portfolio's Statement of Operations reflects custodial earnings credits. These amounts are used to offset the custody fees payable by the Portfolios to the custodian bank. The credits are earned when the Portfolio maintains a balance of uninvested cash at the custodian bank.

7. SUBSEQUENT EVENT. There will be a change in control of ownership of Freedom Securities Corporation, the parent company of the Adviser and certain of the Distributors; the change of control is anticipated to occur in May 1998. Upon the change of control, the Master Investment Advisory Contract, under which the Adviser provides investment advisory services to the Trust, will be automatically terminated as required by the 1940 Act. At a special board meeting on March 30, 1998, the Trustees unanimously approved a new Master Investment Advisory Contract with the Adviser. There are no changes to the advisory fees or services under the new Master Investment Advisory Contract. The effectiveness of the Master Investment Advisory Contract is subject to approval of the Trust's shareholders, which is scheduled for May 20, 1998, and receipt of an exemptive order of the Securities and Exchange Commission, anticipated to be granted before May 31, 1998.

In addition, the change in control also will result in automatic termination of the Master Distribution Contracts that the Trust has with Freedom Distributors Corp., Tucker Anthony Incorporated, and Sutro & Co., Incorporated. The Trustees also unanimously approved at a special board meeting on March 30, 1998, new distribution contracts (with the same fees and services) with these distributors.

[Graphic]

INVESTMENT ADVISER

Freedom Capital Management Corporation
One Beacon Street
Boston, MA 02108

DISTRIBUTORS

Freedom Distributors Corporation
One Beacon Street
Boston, MA 02108

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

This report is for the information of the shareholders of the FundManager Portfolios. Its use in connection with any offering of the Portfolio's shares is authorized only in case of a concurrent or prior delivery of the Portfolio's current prospectus.

FOR SHAREHOLDER INFORMATION: (800) 344-9033

G01933-02 (5/98)

[Graphic]

         MARCH 31, 1998

* AGGRESSIVE GROWTH PORTFOLIO

* GROWTH PORTFOLIO

* GROWTH WITH INCOME PORTFOLIO

* BOND PORTFOLIO

* MANAGED TOTAL RETURN PORTFOLIO






Appendix A. The graphic representation here displayed consists of a pie chart entitled "FundManager Portfolios Schedule of Investments - Aggressive Growth Portfolio." The information is as follows: Mid Cap, 51.4%; Large Cap, 30.5%; Global, 17.5%; and Cash and Other Assets Net of Liabilities, 0.6%.

     Appendix B. The graphic representation here displayed consists of a pie chart entitled "FundManager Portfolios Schedule of Investments - Growth Portfolio." The information is as follows: Growth, 54.2%; Value, 45.4%; and Cash and Other Assets Net of Liabilities, 0.4%.

     Appendix C. The graphic representation here displayed consists of a pie chart entitled "FundManager Portfolios Schedule of Investments - Growth with Income Portfolio." The information is as follows: Growth and Income, 55.0%; Equity Income, 35.0%; Balanced, 9.6%; and Cash and Other Assets Net of Liabilities, 0.4%.

     Appendix D. The graphic representation here displayed consists of a pie chart entitled "FundManager Portfolios Schedule of Investments - Bond Portfolio." The information is as follows: Intermediate Maturity, 53.9%; Short Maturity, 33.8%; Long Maturity, 11.2%; and Cash and Other Assets Net of Liabilities, 1.1%.

Appendix E. The graphic representation here displayed consists of a pie chart entitled "FundManager Portfolios Schedule of Investments - Managed Total Return Portfolio." The information is as follows: Fixed Income, 38.7%; Growth, 20.4%; Growth and Income, 20.0%; Aggressive Growth, 15.7%; and Cash and Other Assets Net of Liabilities, 5.2%.